Property, Plant and Equipment - Summary of Net Assets Acquired and Liablities Assumed (Details) - CAD ($) $ in Millions	Oct. 06, 2020	Dec. 31, 2019	Jun. 27, 2019
Devon
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			$ 3,325
Exploration and evaluation assets		$ 91	91
Inventory, prepaids and other long-term assets			195
Accrued liabilities			(21)
Asset retirement obligations			(178)
Net assets acquired			3,412
Net assets acquired			$ 3,412
Painted Pony Energy Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 750
Exploration and evaluation assets	15
Other long-term assets	204
Long-term debt	(397)
Asset retirement obligations	(13)
Other long-term liabilities	(442)
Deferred tax asset	211
Net assets acquired	328
Net assets acquired	328
Less: cash consideration	111
Gain on acquisition	$ 217